SOFTWARE DEVELOPMENT COSTS (Details - Schedule of Software Development Costs) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
Software development costs	$ 341,784	$ 60,000
Less: Accumulated amortization	(76,576)	(60,000)
Software Development Costs, net	$ 265,208